Net income(loss) per share	12 Months Ended
Dec. 31, 2022
Net income(loss) per share
Net income(loss) per share

17. Net income (loss) per share

Basic and diluted net income (loss) per share for each of the years presented are calculated as follows:

	For Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net income (loss)	426,534	(205,963)	(610,374)
Net (income) loss attributable to non-controlling interests	(796)	(1,505)	843
Net loss (income) attributable to redeemable non-controlling interests	254	(12,362)	(43,759)
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	425,992	(219,830)	(653,290)

Net income (loss) per share attributable to ordinary shareholders of Baozun Inc.
Basic	2.27	(1.02)	(3.56)
Diluted	2.23	(1.02)	(3.56)

Net income (loss) per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic	6.82	(3.05)	(10.69)
Diluted	6.69	(3.05)	(10.69)

Shares (Denominator):
Weighted average number of ordinary shares
Basic	187,322,781	216,370,290	183,274,855
Diluted	190,988,171	216,370,290	183,274,855

During the years ended December 31 2020, 2021 and 2022, the Group had 330,000, 527,416 and 3,751,322 outstanding restricted share units respectively, which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive.

In applying the if-converted method, the conversion of the convertible senior notes was not assumed as the effect would have been anti-dilutive.

12,692,328 ordinary shares issued to ADS Borrowers were not considered as outstanding and were excluded from the computation of basic and diluted earnings per share for the year ended December 31, 2020 and 2021.